Related Party Balances and Transactions - Summary of Related Party Balances (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Jul. 31, 2020	Jul. 31, 2019
I-Mab Hangzhou [Member]
Debt instrument, face amount	¥ 2,000	¥ 50,000